                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
             POLARISAMERICA VARIABLE ANNUITY DATED OCTOBER 24, 2005
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2008
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2008

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT TWO
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005

--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT NINE
             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
          ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY DATED MAY 2, 2005
       ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY DATED MAY 2, 2005
     ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2005
      ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY DATED MAY 2, 2005

--------------------------------------------------------------------------------


THE FOLLOWING PARAGRAPHS REPLACE THE PARAGRAPHS UNDER THE "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" SECTION OF THE PROSPECTUS AND ARE ADDED TO THE "FINANCIAL STATEMENTS" SECTION IN THE STATEMENT OF ADDITIONAL
INFORMATION:

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Dated: May 6, 2011


    Please keep this Supplement with your Statement of Additional Information

--------------------------------------------------------------------------------
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT TWO
                          SUPPLEMENT TO THE PROSPECTUS
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         FS VARIABLE ANNUITY ACCOUNT TWO
                          SUPPLEMENT TO THE PROSPECTUS
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005

--------------------------------------------------------------------------------


THE FOLLOWING REPLACES "LATEST ANNUITY DATE" IN THE GLOSSARY SECTION OF THE
PROSPECTUS:

     LATEST ANNUITY DATE -- The first business day of the month following your 90th birthday.


THE FOLLOWING REPLACES THE "ANNUITY DATE" SECTION UNDER THE INCOME PHASE HEADER OF THE PROSPECTUS:

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. Your Latest Annuity Date is defined as the first business day of the month following your 90th birthday. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

First, you must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Income Options below.

WHAT IS THE IMPACT ON MY DEATH BENEFIT WHEN MY CONTRACT IS ANNUITIZED?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. We may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below.

If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future. If you do not wish to enter or continue an Extension Period, you can elect to annuitize by mailing a completed Annuity Option Selection Form to our Annuity Service Center. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

        (1) a withdrawal is taken after May 2, 2011(unless taken as a systematic withdrawal of the RMD for this contract); and

        (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.

We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.


Dated: May 6, 2011

                Please keep this Supplement with your Prospectus